COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Commitments
The land and certain of the Company's facilities and vehicles are leased under operating lease agreements. Future minimum lease commitments under non-cancellable operating leases for the specified periods ending after December 31, 2013 are as follows:

2014	$11,309
2015	9,847
2016	8,094
2017	7,059
2018	6,167
2019 and thereafter	60,113

Total	$102,589

Schedule of Significant Contractual Obligations and Commitments
The Company's significant contractual obligations and commitments as of December 31, 2013 are summarized in the following table:

2014 (1)	$25,003
2015 and thereafter	592

$25,595

(1)	Consists of purchase obligations to certain suppliers.